As filed with the Securities and Exchange Commission on April 24, 2015

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.

Post-Effective Amendment No. 73	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 75	☒

MET INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

Elizabeth M. Forget

President

Met Investors Series Trust

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2015 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Each of AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd. have also executed this Registration Statement with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd., respectively.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 68 to its registration statement as filed with the Securities and Exchange Commission on April 24, 2014 as Accession # 0001193125-14-156884, Post-Effective Amendment No. 71 to its registration statement as filed with the Securities and Exchange Commission on February 13, 2015 as Accession # 0001193125-15-049223 and Post-Effective Amendment No. 72 to its registration statement as filed with the Securities and Exchange Commission on February 26, 2015 as Accession # 0001193125-15-065175.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 73 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Boston, and Commonwealth of Massachusetts on the 24th day of April, 2015.

MET INVESTORS SERIES TRUST
Registrant

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	President (principal executive officer), Trustee	April 24, 2015

/s/ Peter H. Duffy Peter H. Duffy	Chief Financial Officer and Treasurer (principal financial and accounting officer)	April 24, 2015

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	April 24, 2015

/s/ Robert J. Boulware* Robert J. Boulware	Trustee	April 24, 2015

/s/ Susan C. Gause* Susan C. Gause	Trustee	April 24, 2015

/s/ Nancy Hawthorne* Nancy Hawthorne	Trustee	April 24, 2015

/s/ Barbara A. Nugent* Barbara A. Nugent	Trustee	April 24, 2015

/s/ Keith M. Schappert* Keith M. Schappert	Trustee	April 24, 2015

/s/ Linda B. Strumpf* Linda B. Strumpf	Trustee	April 24, 2015

Signature	Title	Date

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	April 24, 2015

* By:	/s/ David C. Mahaffey
David C. Mahaffey
Attorney-in-fact

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 2015.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 24, 2015

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 24, 2015

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 2015.

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 24, 2015

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 24, 2015

AQR Global Risk Balanced Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 2015.

AQR Global Risk Balanced Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 24, 2015

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 24, 2015

BlackRock Global Tactical Strategies Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 2015.

BlackRock Global Tactical Strategies Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 24, 2015

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 24, 2015

Invesco Balanced-Risk Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Invesco Balanced Risk Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 2015.

Invesco Balanced-Risk Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 24, 2015

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 24, 2015

JPMorgan Global Active Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 2015.

JPMorgan Global Active Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 24, 2015

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 24, 2015

PanAgora Global Diversified Risk Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 2015.

PanAgora Global Diversified Risk Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 24, 2015

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 24, 2015

Schroders Global Multi-Asset Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of April, 2015.

Schroders Global Multi-Asset Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 24, 2015

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 24, 2015